BENEFITS TO EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2022
BENEFITS TO EMPLOYEES
Types of retirement benefits

Due to the Company’s decentralized structure, each subsidiary sponsors its own employee benefit package, as shown in the following table:

Company Sponsored Benefits
	Pension benefit plans			Other post-employment benefits
Company	BD Plan	Defined Benefit Plan	CD Plan	Life insurance	Health plan
Eletrobras	X		X		X
CGT Eletrosul	X		X		X
Chesf	X	X	X
Eletronorte	X		X	X	X
Furnas	X		X		X

Schedule of amounts recognized in the balance sheet

	12/31/2022	12/31/2021
Social security plan benefits	4,938,491	5,839,349
Health plans and life insurance	255,180	245,457
Total post-employment benefit obligations	5,193,671	6,084,806

Current	246,437	233,304
Non-current	4,947,234	5,851,502
Total	5,193,671	6,084,806

Schedule of actuarial assumptions used to determine the present value of a defined benefit obligation and expense

Economic Hypotheses
	12/31/2022	12/31/2021
Actual annual actuarial discount interest rate	5.42% to 6.17%	2.87% to 5.47%
Projection of average wage increase	1.00% to 2.01%	1.00% to 2.01%
Average annual inflation rate	4.00%	4.00%
Expected return on plan assets (i)	4.00%	3.27%

(i) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	12/31/2022	12/31/2021
Turnover rate	Null; 0.00%; Ex-Nucleos 2018	Null; 0.00%; Ex-Nucleos 2018
Table of active and inactive mortality	AT-2000 Segregated by sex and smoothed by 10%; AT-2000 Female (Aggravated by 15%); AT-2000 Segregated by sex; AT-2000 Basic, segregated by sex; AT-2000 Male	AT-2000 segregated by gender and downsized by 10%; Women’s AT-2000 (aggravated by 15%); AT-2000 segregated by sex; AT-2000 Basic segregated by sex; Man’s AT-2000
Table of mortality of disabled persons	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic Segregated by sex; MI-2006 Segregated by sex and downsized to 10%; MI 85 by sex; AT-83 (IAM) Male	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic segregated by sex; MI-2006 segregated by sex and downsized by 10%; MI 85 by sex; AT-83 (IAM) Male
Table of disability	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927;Sasa 1927 aggravated by 20%; Light (Average)	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927; Sasa 1927 aggravated by 20%; Light (Average)

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2022	2021
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	660,673	1,154,355

Schedule of expected maturity of undiscounted benefits of post-employment defined benefit plans

	2023	2024	2025	2026	2027	2028 to 2046	Total
Social Security Program	2,431,839	2,266,482	2,106,224	1,949,875	1,855,354	16,748,104	27,357,876

Summary of defined benefit plans obligation

	Scenario I (+1%)	Scenario II (-1%)
Defined benefit obligation	(1,757,686)	2,040,169
Expectation of wage growth	(63,133)	56,874

Summary of estimated obligations

	12/31/2022	12/31/2021
Current
Vacation allowance	359,243	360,525
PDV - Voluntary Dismissal Program	1,018,275	155,046
Payroll	413,758	193,170
Accrual rates on vacation benefits	189,729	193,940
Profit or income sharing	227,605	526,105
Charges on 13th salary	5,785	78,848
Social contribution	54,087	52,849
Others	49,964	42,464
	2,318,554	1,602,947
Non-current
PDV - Voluntary Dismissal Program	4,697	63,024
	2,323,251	1,665,971

Social security defined benefit plans
BENEFITS TO EMPLOYEES
Schedule of amounts recognized in the balance sheet and income statement

Balance Sheet - Social Security Plans
	12/31/2022	12/31/2021
Present value of actuarial obligations partially or totally hedged (a)	27,357,876	32,654,956
Fair value of plan assets	(23,780,227)	(27,983,826)
Assets Immediately Available	1,942	1,189
Realizable Assets	535,595	504,955
Fixed Income Investments	25,680,500	27,222,524
Investments in Variable Income	5,066,214	6,366,796
Real Estate investments	741,066	872,022
Structured Investments	1,281,176	1,957,898
Loans and Financing	652,629	779,374
Investments Abroad	304,996	429,010
Others	43,676	32,038
(-) Assets of defined contribution plans	(9,422,527)	(9,107,431)
(-) Operating liabilities	(146,552)	(176,735)
(-) Contingent liabilities	(215,484)	(178,198)
(-) Investment Funds	(174,479)	(207,267)
(-) Administrative Funds	(454,391)	(399,858)
(-) Social Secutiry Funds	(114,134)	(112,491)
Asset ceiling	1,360,842	1,168,219
Net liability / (asset)	4,938,491	5,839,349

Income Statement - Social Security Plans
	12/31/2022	12/31/2021
Current service cost	42,245	72,507
Net interest costs	436,183	381,672
Actuarial expense / (revenue) recognized in the year	478,428	454,179

Schedule of changes in the present value of actuarial obligations

Opening balance as of December 31, 2021 and 2020	32,654,956	37,523,363
Effects of deconsolidation	(4,024,043)	—
Current service cost	42,245	72,507
Interest on actuarial obligation	2,622,700	2,438,460
Benefits paid during the year	(2,537,463)	(2,554,573)
Standard Participant Contributions	(8,061)	33,707
Past service cost	(33,594)	(90,972)
Loss on actuarial obligations arising from remeasurement	(1,358,863)	(4,767,536)
Actuarial losses arising from changes in financial assumptions	(1,897,918)	(8,481,160)
Actuarial losses arising from experience adjustments	539,055	3,713,625
Closing balance as of December 31, 2022 and 2021	27,357,876	32,654,956

Schedule of changes and composition of the fair value of assets

Balance as of December 31, 2021 and 2020	27,983,826	31,394,339
Effects of deconsolidation	(3,664,089)	—
Benefits paid during the year	(2,537,463)	(2,554,573)
Participant contributions disbursed during the year	(8,061)	33,707
Employee contributions disbursed during the year	287,381	294,489
Gain (loss) on plan assets (excluding interest income)	(525,396)	(3,224,499)
Expected return on assets for the year	2,245,029	2,040,363
Balance as of December 31, 2021	23,780,226	27,983,826
Effective return on assets for the year	1,718,633	(1,184,136)

Health and life insurance plans
BENEFITS TO EMPLOYEES
Schedule of amounts recognized in the balance sheet and income statement

Balance Sheet	12/31/2022	12/31/2021
Present value of actuarial obligations	255,180	245,457
Net liabilities / (assets)	255,180	245,457

Income Statement
	12/31/2022	12/31/2021
Net current service cost	757	5,214
Net interest costs	20,741	14,467
Actuarial expense / (revenue) recognized in the year	21,498	19,681

Schedule of changes and composition of the fair value of assets

Balance as of December 31, 2021 and 2020	245,457	225,471
Effects of deconsolidation	(25,745)	—
Current service cost	757	5,214
Interest on actuarial obligation	20,741	14,467
Benefits paid in the year	(10,349)	(22,085)
Derecognition of benefit	—	(26,005)
Effect related to migration of plans	—	52,662
Loss on actuarial obligations arising from remeasurement	24,319	(4,267)
Actuarial losses arising from changes in demographic assumptions	38,026	146,397
Actuarial losses arising from changes in financial assumptions	(21,655)	(111,260)
Actuarial losses resulting from experience adjustments	7,948	(39,404)
Balance as of December 31, 2022 and 2021	255,181	245,457